Pension Plans (Details) - Schedule of Cash Flow for Post-Employment Benefits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
a) Fair value of plan assets
Opening balance		$ 5,260	$ 6,819	$ 7,127
Expected yield of insurance contracts	$ 574	539	211
Employer contributions	1,308	1,269	337
Actuarial (gain) losses	0	0	0
Premiums paid	0	0	0
Benefits paid	(3,035)	(3,367)	(856)
Fair value of plan assets at year end	4,107	5,260	6,819
b) Present value of obligations
Present value of obligations opening balance		(5,027)	(6,277)	$ (6,633)
Net incorporation of Group companies	0	0	0
Service cost	1,889	1,250	356
Interest cost	0	0	0
Curtailment/settlement effect	0	0	0
Benefits paid	0	0	0
Past service cost	0	0	0
Actuarial (gain) losses	0	0	0
Other	0	0	0
Present value of obligations at year end	(3,138)	(5,027)	(6,277)
Net balance at year end	$ 969	$ 233	$ 542